Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from contracts with customers [Abstract]
Summary Of The Groups' Revenue From Contracts With Customers
The following table summarizes the Groups’ revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers:

	2023	2022	2021
Product revenue (point in time revenue recognition)	48,699	24,836	—
License revenue (point in time revenue recognition)	12,177	424	1,453
Development and other service revenue (over time revenue recognition)	30,558	57,769	35,319
	91,434	83,029	36,772

Summary Of Reconciliation Of Contract Assets And Contract Liabilities
Contract assets and liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below:

	Contract Assets	Contract Liabilities
31 December 2021	19,438	74,536
Contract asset additions	29,823	—
Amounts transferred to trade receivables	(19,690)	—
Customer prepayments	—	46,127
Revenue recognized	—	(26,782)
Foreign currency adjustment	(915)	51
31 December 2022	28,656	93,932
Contract asset additions	19,634	—
Amounts transferred to trade receivables	(2,412)	—
Derecognition of contract liability	—	(42,089)
Customer prepayments	—	100,555
Revenue recognized	—	(23,101)
Foreign currency adjustment	171	3,147
31 December 2023	46,049	132,444